Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Earnings Per Share

Note 21	Earnings per Share

The basic and diluted earnings per share (“EPS”), and the basic and diluted weighted average shares outstanding for all periods as presented in the accompanying Statements of Operations and Comprehensive Income/(Loss) are shown below:

Earnings per Share	Three months period ended March 31, 2019	Three months period ended March 31, 2018
Basic earnings per common share	$0.11	$(0.52)
Diluted earnings per common share	$0.11	$(0.52)
Basic weighted average shares outstanding	322,088	304,455
Diluted weighted average shares outstanding	322,088	304,455

Basic EPS is equal to net income attributable to Mann-India divided by the weighted average number of shares of common stock outstanding for the period. Diluted EPS takes into consideration common stock equivalents. Diluted EPS is equal to net income attributable to Mann-India divided by the combined sum of the weighted average number of shares outstanding and common stock equivalents. At March 31, 2019 and 2018 there were zero, and zero potentially issuable shares with respect to common stock equivalents which could dilute EPS in the future but which were excluded from the diluted EPS calculation because presently their effect is anti-dilutive.

Note 21	Earnings per Share

The basic and diluted earnings per share (“EPS”), and the basic and diluted weighted average shares outstanding for all periods as presented in the accompanying Statements of Operation and Comprehnsive Loss are shown below:

	Twelve Months Ended December 31,
	2018	2017
Earnings per Share
Basic earnings per common share	$(1.08)	$(1.74)
Diluted earnings per common share	$(1.08)	$(1.74)
Basic weighted average shares outstanding	304,455	304,455
Diluted weighted average shares outstanding	304,455	304,455

Basic EPS is equal to net income attributable to Mann-India divided by the weighted average number of shares of common stock outstanding for the period. Diluted EPS takes into consideration common stock equivalents. Diluted EPS is equal to net income attributable to Mann-India divided by the combined sum of the weighted average number of shares outstanding and common stock equivalents. At December 31, 2018 and 2017 there were zero, and zero potentially issuable shares with respect to common stock equivalents which could dilute EPS in the future but which were excluded from the diluted EPS calculation because presently their effect is anti-dilutive.